Restricted Net Assets (Details) ¥ in Billions	12 Months Ended
Dec. 31, 2025 CNY (¥)
Restricted Net Assets
Restricted net assets	¥ 13.3
Restricted net assets as a percentage of total consolidated net assets	8.00%
China mainland | General reserve fund
Restricted Net Assets
Required minimum percentage of annual appropriations	10.00%
China mainland | Statutory surplus reserve
Restricted Net Assets
Required minimum percentage of annual appropriations	10.00%